NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(464,220)	(1,104,925)	(742,001)
Accretion of redeemable convertible preferred shares	—	(2,979)	(15,121)
Numerator for basic and diluted net loss per ordinary share calculation	(464,220)	(1,107,904)	(757,122)
Denominator:
Weighted average number of ordinary shares, basic and diluted[1]	648,535,169	645,227,356	474,621,603
Denominator for basic and diluted net loss per ordinary share calculation[1]	648,535,169	645,227,356	474,621,603
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted [1]	(0.72)	(1.72)	(1.60)

[1] Shares outstanding for all periods reflect the adjustment for Recapitalization.

Schedule of potentially dilutive ordinary share equivalents excluded from the computation of net loss per share

	Year ended December 31,
	2025	2024	2023
Redeemable convertible preferred shares (Note 17)	—	—	68,228,526
Exchangeable notes (i) (Note 14)	—	—	36,709,165
2025 Convertible Notes(ii) (Note 15)	140,282,138	—	—
2024 Convertible Notes (iii) (Note 15)	—	31,779,905	—
2023 Convertible Notes (iv) (Note 15)	—	—	2,029,407
Share options(v)	12,051,138	13,570,227	10,073,233
Warrant (vi)	—	—	711,044
Meritz put option (vii) (Note 13)	—	32,500,000	—
Public Warrant (viii) (Note 12)	9,054,522	9,054,522	—
Sponsor Warrant (viii) (Note 12)	5,486,784	5,486,784	—
ATW Convertible Notes (ix) (Note 15)	6,941,467	—	—
Total	173,816,049	92,391,438	117,751,375
(i)Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of US$367,092 (equivalent to RMB2,600,000) divided by the fixed conversion price of US$10 per share as of December 31, 2023.
(ii)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the principal and accrued interest of US$189,263 divided by the estimated fair value of ordinary shares as of December 31, 2025, which was not included in the calculation of diluted loss per share due to their antidilutive effect.
(iii)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$109,784 divided by the estimated fair value of ordinary shares as of December 31, 2024, which was not included in the calculation of diluted loss per share due to their antidilutive effect.
(iv)For the year ended December 31, 2023, the conversion of 2023 Convertible Notes was not included in the calculation of basic or diluted loss per share, as the conversion was contingent upon the consummation of the Business Combination, which was not satisfied as of December 31, 2023.
(v)For the year ended December 31, 2025, 12,051,138 vested and unvested share options were not included in the calculation of basic or diluted loss per share as their exercise price was above underlying stock price.

For the year ended December 31, 2024, 13,570,227 vested and unvested share options were not included in the calculation of basic or diluted loss per share due to their antidilutive effect using treasury stock method.

For the year ended December 31, 2023, 10,073,233 outstanding share options were not included in the calculation of basic or diluted loss per share, as the issuance of such awards was contingent upon a qualified initial public offering (“Qualified IPO” which is defined as an initial public offering and listing or back door listing (including via Business Combination), which was not satisfied as of the year end.

(vi)For the year ended December 31, 2023, the warrant to purchase maximum 711,044 Series Pre-A Preferred Shares after Recapitalization was not included in the calculation of basic or diluted loss per share, as the issuance of such shares was contingent upon a qualifying event, which was not satisfied as of December 31, 2023.
(vii)For the year ended December 31, 2024, the exercise of put option issued to Meritz was not included in the calculation of diluted loss per share due to antidilutive effect using reverse treasury stock method.
(viii)For the years ended December 31, 2025 and 2024, Public and Sponsor Warrants were not included in the calculation of diluted loss per share as their exercise price was above underlying stock price.
(ix)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the principal and accrued interest of US$8,942 divided by the average closing market price of ordinary shares, which was not included in the calculation of diluted loss per share due to their antidilutive effect.
(x)The exchange or conversion of Lightning Speed Exchangeable Notes, Kingway Exchangeable Notes and Subsidiary Convertible Note to its respective equity holders as mentioned in Note 14 and Note 15, respectively, have no effect on the number of the Company’s outstanding ordinary shares. The potential common shares of Lightning Speed, Kingway and Ningbo Robotics, subsidiaries of the Company, were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented due to their antidilutive effect.